UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 17, 2006 to November 15, 2006


Commission File Number of issuing entity:  333-117573-04

                   Origen Manufactured Housing Contract Trust
                      Collateralized Notes, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-117573

                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)

                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 15, 2006 a distribution was made to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A

         The distribution  report is attached as  an Exhibit to  this Form 10-D,
         Item 9(b), Exhibit 99.1.


PART II - OTHER INFORMATION

Item 7.  Significant Enhancement Provider Information

         The unaudited consolidated financial statements of Ambac Assurance Corporation and Subsidiaries as of September 30, 2006 and for the three and nine month periods ended September 30, 2006 and 2005, which appear as Exhibit 99.11 in Ambac Financial Group's Quarterly Report on Form 10-Q for the period ended September 30, 2006 (filed on November 8, 2006) are incorporated by reference in this Form 10-D.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A relating to the November 15, 2006 distribution and Item 601 of Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust
                                Collateralized Notes, Series 2006-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     November 17, 2006

EXHIBIT INDEX

Exhibit Number  Description

                Monthly report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A relating to the November 15, 2006 distribution.


                                     EX-99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A
                                November 15, 2006

                                Table of Contents
    Distribution Report ................................................. 2
    Factor Report ....................................................... 2
    Delinquency Totals .................................................. 3
    Repossession Totals ................................................. 4
    Bankruptcy Group Total Report ....................................... 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:

                                 Rafael Martinez
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                              600 Travis, 9th Floor
                                Houston, TX 77002
                    Tel: (713) 216-4391 / Fax (713) 216-4880
                     Email: RAFAEL.TEXAS.MARTINEZ@CHASE.COM

                         Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A
                                                        November 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                     REALIZED     DEFERRED      PRINCIPAL
CLASS       VALUE              BALANCE          PRINCIPAL        INTEREST       TOTAL        LOSSES       INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        102,596,000.00     97,885,199.18   1,372,913.44      446,193.37   1,819,106.81      0.00         0.00      96,512,285.74
A2         98,050,000.00     98,050,000.00           0.00      431,420.00     431,420.00      0.00         0.00      98,050,000.00
CERT                0.00              0.00           0.00      537,306.30     537,306.30      0.00         0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    200,646,000.00    195,935,199.18   1,372,913.44    1,414,919.67   2,787,833.11      0.00         0.00     194,562,285.74
-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              INTEREST
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         68620BAA0      954.08397189    13.38174432      4.34903281     17.73077713      940.70222757        5.470000%
A2         68620BAB8    1,000.00000000     0.00000000      4.40000000      4.40000000    1,000.00000000        5.280000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    976.52183039     6.84246604      7.05182097     13.89428700      969.67936435
-----------------------------------------------------------------------------------------------------------------------------------

                        Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2006-A
                                                        November 15, 2006

                        Beginning Collection Period                                                                       10/01/06
                        Ending Collection Period                                                                          10/31/06
                        Distribution Date                                                                                 11/15/06

                        Actual Available for Distribution                                                             2,854,364.08

Section 7.05(a)(i)      Principal Payment Allocable to Holders                                                        1,372,913.44

Section 7.05(a)(ii)     Interest Payment Allocable to Holders                                                           877,613.37

Section 7.05(a)(iii)    Servicing Fee                                                                                   229,787.10
                        Indenture Trustee Fee                                                                             3,088.30
                        Indenture Trustee Expenses                                                                        6,291.35
                        Owner Trustee Fee                                                                                     0.00
                        Broker Agent Fee                                                                                 20,427.08
                        Auction Agent Fee                                                                                     0.00

Section 7.05(a)(iv)     Note Insurer Premium                                                                             40,819.83

                        Swap Fixed Payment                                                                              864,550.46
                        Swap Floating Payment                                                                           868,646.05
                        Swap Payment In                                                                                   4,095.59
                        Swap Payment Out                                                                                      0.00

Section 7.05(a)(v)      Beginning Balance of Contracts                                                              220,595,614.69
                        Ending Balance of Contracts                                                                 219,222,701.25

Section 7.05(a)(v)      Beginning Number of Contracts                                                                        4,040
Section 7.05(a)(v)      Ending Number of Contracts                                                                           4,021
                        Weighted Average Remaining Maturity - Original                                                      239.04
                        Weighted Average Remaining Term - Current                                                           226.02
                        Weighted Average Contract Rate:                                                                     9.400%

Section 7.05(a)(vi)     Number and Aggregate Principal Amounts of Contracts in Delinquency including Repossessions

                        Delinquency Totals
                        Group Totals
                        Period          Number   Principal Balance   Percentage
                        30-59 days        37       1,420,082.65         0.65%
                        60-89 days        21         808,057.84         0.37%
                        90+days            8         356,165.68         0.16%
                        Total             66       2,584,306.17         1.18%

                        Number and Aggregate Principal Amounts of Contracts Repossessed During Reporting Period

                        Repossession Totals
                        Number of Loans    Principal Balance    Percentage
                                4             157,744.20           0.07%

                        Number and Aggregate Principal Amounts of Contracts in Inventory

                        Repossession Totals
                        Number of Loans    Principal Balance    Percentage
                                4             157,744.20           0.07%

                        Number and Aggregate Principal Amounts of Contracts in Bankruptcy

                        Bankruptcy Group Total Report
                        Number of Loans    Principal Balance    Percentage
                                10            583,731.83           0.27%

Section 7.05(a)(viii)   Principal Prepayments                                                                           748,688.50

                        Liquidation Proceeds                                                                             17,000.00

Section 7.05(a)(ix)     Realized Losses
                        Current Period                                                                                      908.93
                        Cumulative                                                                                        1,374.97

Section 7.05(a)(x)      Adjusted Note Balances
                        Class A                                                                                     195,935,199.18

Section 7.05(a)(xi)     Interest Payment Amount
                        Interest Distribution - A-1                                                                     446,193.37
                        Available Funds Cap Carry-Forward Paid - A-1                                                          0.00
                        Available Funds Cap Carry-Forward Amount Remaining - A-1                                              0.00

                        Interest Distribution - A-2                                                                     431,420.00
                        Available Funds Cap Carry-Forward Paid - A-2                                                          0.00
                        Available Funds Cap Carry-Forward Amount Remaining - A-2                                              0.00

                        Reserve Account Balance                                                                          50,000.00

                        Beginning Balance of Overcollateralization Amount                                            24,660,415.51

Section 7.05(a)(xii)    Overcollateralization Target Amount                                                          24,660,415.51
Section 7.05(a)(xiii)   Overcollateralization Amount                                                                 24,660,415.51

Section 7.05(a)(xiv)    Trust Certificate Distribution                                                                  537,306.30

                        Expense Paid to LLC and DRS                                                                         110.53
                        Servicing Fee Adjustment                                                                         43,398.55
                        Miscellaneous Servicing Expenses                                                                      0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.